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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York November 13, 2000
    _____________________   __________________ _______________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $559,217
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP LIBERTY
  MEDIA GROUP      COMMON STOCK    001957208    18756      1038400  SH               SOLE                 1038400
AKAMAI
  TECHNOLOGIES
  INC              COMMON STOCK    00971T101      978        18625  SH               SOLE                   18625
AMGEN CORP         COMMON STOCK    031162100    36072       516578  SH               SOLE                  516578
AMPHENOL CORP
  NEW-CL A         COMMON STOCK    032095101    28801       505836  SH               SOLE                  505836
BANK ONE CORP      COMMON STOCK    06423A103    15823       415700  SH               SOLE                  415700
CABLEVISION
  SYSTEMS
  CORP-CL A        COMMON STOCK    12686C109    32685       489667  SH               SOLE                  489667
CITIGROUP INC      COMMON STOCK    172967101    43587       806236  SH               SOLE                  806236
GLENAYRE
  TECHNOLOGIES
  INC              COMMON STOCK    377899109     1406       129300  SH               SOLE                  129300
HCA - THE
  HEALTHCARE
  COMPANY          COMMON STOCK    404119109    23218       625399  SH               SOLE                  625399
LIBERTY DIGITAL
  INC              COMMON STOCK    530436104      845        41730  SH               SOLE                   41730
LIFEPOINT
  HOSPITALS INC    COMMON STOCK    53219L109    28498       802754  SH               SOLE                  802754
MICROSOFT CORP     COMMON STOCK    594918104     5573        92400  SH               SOLE                   92400
MOHAWK INDUSTRIES
  INC              COMMON STOCK    608190104    26910      1233700  SH               SOLE                 1233700
NEUBERGER BERMAN
  INC.             COMMON STOCK    641234109    25787       419300  SH               SOLE                  419300
OGDEN CORP         COMMON STOCK    676346109     5007       369200  SH               SOLE                  369200
REGENERON
  PHARMACEUTICALS
  INC              COMMON STOCK    75886F107    21719       665730  SH               SOLE                  665730
REPUBLIC SERVICES
  INC              COMMON STOCK    760759100     1575       120000  SH               SOLE                  120000
RITE AID CORP      COMMON STOCK    767754104     2678       669500  SH               SOLE                  669500
SALON COM          COMMON STOCK    79549F108      155        95300  SH               SOLE                   95300
SEPRACOR INC       COMMON STOCK    817315104    45984       374806  SH               SOLE                  374806





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SHAW INDUSTRIES
  INC              COMMON STOCK    820286102    28427      1536600  SH               SOLE                 1536600
SOTHEBYS HOLDINGS
  INC-CL A         COMMON STOCK    835898107     9151       368350  SH               SOLE                  368350
TICKETMASTER
  ONLINE-
  CITYSEARCH       COMMON STOCK    88633P203      299        17657  SH               SOLE                   17657
TIME WARNER
  TELECOM INC      COMMON STOCK    887319101     5551       114900  SH               SOLE                  114900
USA NETWORKS INC   COMMON STOCK    902984103    29937      1364644  SH               SOLE                 1364644
VCAMPUS CORP       COMMON STOCK    92240C100     1708       471035  SH               SOLE                  471035
WASTE MANAGEMENT
  INC DEL          COMMON STOCK    94106L109     6438       369200  SH               SOLE                  369200
GLOBAL CROSSING
  LTD              COMMON STOCK    G3921A100    11461       369700  SH               SOLE                  369700
XOMA LTD-(BERMUDA) COMMON STOCK    G9825R107     4910       340100  SH               SOLE                  340100
AMGEN CORP         CALL            031162100     8379       120000  SH    CALL       SOLE                  120000
GENERAL ELECTRIC
  CO               PUT             369604103     5781       100000  SH    PUT        SOLE                  100000
INTERNATIONAL
  BUSINESS         CALL            459200101    77768       690500  SH    CALL       SOLE                  690500
PROCTER & GAMBLE
  CO               CALL            742718109     3350        50000  SH    CALL       SOLE                   50000





























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